Restricted stock units (RSUs)	9 Months Ended
Sep. 30, 2019
Restricted stock units (RSUs)
Restricted stock units (RSUs)

9.     Restricted stock units (RSUs)

On January 2, 2019, ASC granted 176,659 restricted stock units (RSUs) to certain of its officers that will vest in two equal annual tranches. On March 7, 2019 ASC granted 86,210 RSUs to certain of its officers that will vest in three equal annual tranches. On May 28, 2019, ASC granted 59,237 RSUs to certain of its directors that will vest in twelve months from the date of grant.

Under an RSU award, the grantee is entitled to receive a share of ASC’s common stock for each RSU at the end of the vesting period. Payment under the RSU will be made in the form of shares of ASC’s common stock. The cost of RSUs will be recognized by the Company on a straight-line basis over the vesting period. The Company’s policy for issuing shares upon the vesting of the RSUs is to register and issue new common shares to the grantee.

Changes in the RSUs for the period ended September 30, 2019 is set forth below:

		Weighted average fair
	No. of Units	value at grant date
Balance as at January 1, 2019	—	—
RSUs granted during the nine months ended September 30, 2019	322,106	$5.28
Balance as at September 30, 2019 (none of which are vested)	322,106	$5.28

The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:

Period	TOTAL
2019 (1)	790,105
2020	740,781
2021	146,557
2022	24,426
1,701,869
(1)	Twelve-month period ending December 31, 2019